Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended	7 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist of money market investments and certificates of deposit with commercial banks and financial institutions. Certificates of deposit with a maturity date of more than three months are classified separately on the balance sheet. Their carrying values approximate the fair market value.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist of certificates of deposit with commercial banks and financial institutions. Certificates of deposit with a maturity date of more than three months are classified separately on the balance sheet. Their carrying values approximate the fair market value.

Cash Equivalents

The Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. There are no cash equivalents at the balance sheet date.

Fair Value Measurements

Fair Value Measurements

The Company applies the fair value method under ASC Topic 820, Fair Value Measurements and Disclosures. ASC Topic 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value and requires expanded disclosures about fair value measurements. The ASC Topic 820 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

•	Level 2—Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

•	Level 3—Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity – e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC Topic 820 hierarchy.

The Company has no assets or liabilities that were measured using quoted prices for similar assets and liabilities or significant unobservable inputs (Level 2 and Level 3 assets and liabilities, respectively) as of September 30, 2013 and December 31, 2012. The carrying value of cash held in money market funds of approximately $21.2 million as of September 30, 2013 and approximately $1.2 million as of December 31, 2012, is included in cash and cash equivalents and approximates market value based on quoted market price or Level 1 inputs.

Fair Value Measurements

The Company applies the fair value method under ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.

•

Level 2—Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.

•	Level 3 – Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity—e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC 820 hierarchy.

The Company has no assets or liabilities that were measured using quoted prices for similar assets and liabilities or significant unobservable inputs (Level 2 and Level 3 assets and liabilities, respectively) as of December 31, 2012. The carrying value of cash held in money market funds of approximately $1.2 million as of December 31, 2012, is included in cash and cash equivalents and approximates market value based on quoted market price or Level 1 inputs.

Financial Instruments

Financial Instruments

The Company considers the recorded costs of its financial assets and liabilities, which consist of cash equivalents, accounts receivable, accounts payable and accrued liabilities, to approximate their fair value because of their relatively short maturities at September 30, 2013 and December 31, 2012. Management believes that the risks associated with its financial instruments are minimal as the counterparties are financial institutions of high credit standing.

Financial Instruments

The Company considers the recorded costs of its financial assets and liabilities, which consist of cash equivalents, accounts receivable, accounts payable and accrued liabilities, to approximate their fair value because of their relatively short maturities at December 31, 2012 and 2011. Management believes that the risks associated with its financial instruments are minimal as the counterparties are various corporations, financial institutions and government agencies of high credit standing.

Concentration of Credit Risk

Concentration of Credit Risk

Cash equivalents are held with major financial institutions in the United States. Certificates of deposit held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Concentration of Credit Risk

Cash equivalents are held with major financial institutions in the United States. Certificates of deposit held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Accounts Receivable

Accounts Receivable

Accounts receivable that management has the intent and ability to collect are reported in the balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company writes off uncollectible receivables when the likelihood of collection is remote.

The Company evaluates the collectability of accounts receivable on a regular basis. The allowance, if any, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience. No allowance was recorded as of September 30, 2013 and December 31, 2012, as the Company has a history of collecting on all accounts including, but not limited to, collaborations funding its research.

Accounts Receivable

Accounts receivable that management has the intent and ability to collect are reported in the balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company writes off uncollectible receivables when the likelihood of collection is remote.

The Company evaluates the collectability of accounts receivable on a regular basis. The allowance, if any, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts and economic factors or events expected to affect future collections experience. No allowance was recorded as of December 31, 2012, as the Company has a history of collecting on all accounts including government agencies and collaborations funding its research.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost and depreciated on a straight-line basis over estimated useful lives ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the assets or the term of the related lease. Expenditures for maintenance and repairs are charged to operations as incurred.

When indicators of possible impairment are identified, the Company evaluates the recoverability of the carrying value of its long-lived assets based on the criteria established in ASC Topic 360, Property, Plant and Equipment. The Company considers historical performance and anticipated future results in its evaluation of potential impairment. The Company evaluates the carrying value of those assets in relation to the operating performance of the business and undiscounted cash flows expected to result from the use of those assets. Impairment losses are recognized when carrying value exceeds the undiscounted cash flows then management must determine the fair value of the underlying asset. No such impairment losses have been recognized to date.

Property and Equipment

Property and equipment is stated at cost and depreciated on a straight-line basis over estimated useful lives ranging from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the assets or the term of the related lease. Expenditures for maintenance and repairs are charged to operations as incurred.

When indicators of possible impairment are identified, the Company evaluates the recoverability of the carrying value of its long-lived assets based on the criteria established in ASC 360, Property, Plant and Equipment. The Company considers historical performance and anticipated future results in its evaluation of potential impairment. The Company evaluates the carrying value of those assets in relation to the operating performance of the business and undiscounted cash flows expected to result from the use of those assets. Impairment losses are recognized when carrying value exceeds the undiscounted cash flows then management must determine the fair value of the underlying asset. No such impairment losses have been recognized to date.

Revenue Recognition

Revenue Recognition

The Company earns its license and collaboration revenue from its significant partnership with Takeda Pharmaceutical Company Limited (Takeda). In order to further its research projects and support its collaborations, the Company will require additional financing until such time that revenue streams are sufficient to generate consistent positive cash flow from operations. Possible sources of funds include strategic alliances, additional equity offerings, grants and contracts, and research and development funding from third parties.

Revenue is recognized when all terms and conditions of the agreements have been met, including persuasive evidence of an arrangement, delivery has occurred or services have been rendered, price is fixed or determinable and collectability is reasonably assured. The Company is reimbursed for certain costs incurred on specified research projects under the terms and conditions of grants, collaboration agreements, and awards. The Company records the amount of reimbursement as revenues on a gross basis in accordance with ASC Topic 605-45, Revenue Recognition/Principal Agent Considerations. The Company is the primary obligor with respect to purchasing goods and services from third-party suppliers, is obligated to compensate the service provider for the work performed, and has discretion in selecting the supplier. Provisions for estimated losses on research grant projects and any other contracts are made in the period such losses are determined.

The Company engages in transactions with delivery of more than one element. Each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. For the Company, this determination is generally based on whether the deliverable has “stand-alone value” to the customer. The Company adopted accounts for all Multiple-Deliverable Revenue Arrangements (MDRAs) in accordance with ASC Topic 605-25, Revenue Recognition—Multiple Element Arrangements.

The Company accounts for milestone revenue in accordance with ASC Topic 605-28, Milestone Method. Under this guidance, the Company recognizes revenue contingent upon the achievement of a substantive milestone in its entirety in the period the milestone is achieved. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

•	The milestone payments are non-refundable;

•	Achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

•	Substantive effort on our part is involved in achieving the milestone;

•	The amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and

•	A reasonable amount of time passes between the up-front license payment and the first milestone payment, as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management’s judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore, the resulting payment would be considered part of the consideration for the single unit of accounting and be recognized as revenue in accordance with the revenue models described above. In addition, the determination that one such payment was not a substantive milestone could prevent us from concluding that subsequent milestone payments were substantive milestones and, as a result, any additional milestone payments could also be considered part of the consideration for the single unit of accounting and would be recognized as revenue as such performance obligations are performed under either the proportional performance or straight-line methods, as applicable.

Revenue Recognition

Revenue is recognized when all terms and conditions of the agreements have been met, including persuasive evidence of an arrangement, delivery has occurred or services have been rendered, price is fixed or determinable and collectability is reasonably assured. The Company is reimbursed for certain costs incurred on specified research projects under the terms and conditions of grants, collaboration agreements, and awards. The Company records the amount of reimbursement as revenues on a gross basis in accordance with ASC 605-45, Revenue Recognition/Principal Agent Considerations. The Company is the primary obligor with respect to purchasing goods and services from third-party suppliers, is obligated to compensate the service provider for the work performed, and has discretion in selecting the supplier. Provisions for estimated losses on research grant projects and any other contracts are made in the period such losses are determined.

Effective January 1, 2011, the Company adopted a new accounting standard that amends the guidance on the accounting for arrangements involving the delivery of more than one element. Pursuant to the new standard, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. For ITI this determination is generally based on whether the deliverable has “stand-alone value” to the customer. The Company adopted this new accounting standard on a prospective basis for all Multiple-Deliverable Revenue Arrangements (MDRAs) entered into on or after January 1, 2011, and for any MDRAs that were entered into prior to January 1, 2011, but materially modified on or after that date.

For MDRAs entered into prior to January 1, 2011 (pre-2011 arrangements) and not materially modified thereafter, we continue to apply our prior accounting policy with respect to such arrangements. Under this policy, in general, revenue from non-refundable, up-front fees related to intellectual property rights/licenses, where we have continuing involvement and where standalone value could not be determined under the previous guidance, is recognized ratably over the estimated period of ongoing involvement. In general, the consideration with respect to the other deliverables is recognized when the goods or services are delivered.

The adoption of this accounting standard did not have a material impact on our results of operations for the years ended December 31, 2012 and 2011, or on our financial positions as of December 31, 2012 and 2011. Our results of operations for the year ended December 31, 2010 also would not have been materially impacted if the accounting standard had been adopted on January 1, 2010.

In January 2011, the Company adopted ASC Topic 605-28, Milestone Method. Under this guidance, we recognize revenue contingent upon the achievement of a substantive milestone in its entirety in the period the milestone is achieved. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

•	The milestone payments are non-refundable;

•	Achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

•	Substantive effort on our part is involved in achieving the milestone;

•	The amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and

•	A reasonable amount of time passes between the up-front license payment and the first milestone payment, as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management’s judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore, the resulting payment would be considered part of the consideration for the single unit of accounting and be recognized as revenues in accordance with the revenue models described above. In addition, the determination that one such payment was not a substantive milestone could prevent us from concluding that subsequent milestone payments were substantive milestones and, as a result, any additional milestone payments could also be considered part of the consideration for the single unit of accounting and would be recognized as revenue as such performance obligations are performed under either the proportional performance or straight-line methods, as applicable.

Deferred Revenue

Deferred Revenue

Cash received as prepayment on future services is deferred and recognized as revenue as the services are performed. The Company must remit interest on any deferred revenue related to a governmental agency. As of September 30, 2013 and December 31, 2012, no interest was due as the Company did not have any deferred revenue from a government agency.

Deferred Revenue

Cash received as prepayment on future services is deferred and recognized as revenue as the services are performed. The Company must remit interest on any deferred revenue related to a governmental agency. As of December 31, 2012 and 2011, no interest was due as the Company did not have any deferred revenue from a government agency.

Research and Development

Research and Development

Except for payments made in advance of services, the Company expenses its research and development costs as incurred. For payments made in advance, the Company recognizes research and development expense as the services are rendered. Research and development costs primarily consist of salaries and related expenses for personnel and resources and the costs of clinical trials. Other research and development expenses include preclinical analytical testing, outside services, providers, materials and consulting fees.

Research and Development

Except for payments made in advance of services, the Company expenses its research and development costs as incurred. For payments made in advance, the Company recognizes research and development expense as the services are rendered. Research and development costs primarily consist of salaries and related expenses for personnel and resources and the costs of clinical trials. Other research and development expenses include preclinical analytical testing, outside services, providers, materials and consulting fees.

Income Taxes

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and its respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The Company accounts for uncertain tax positions pursuant to ASC Topic 740 (previously included in FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes–an Interpretation of FASB Statement No. 109). Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and its respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.

The Company accounts for uncertain tax positions pursuant to ASC 740 (previously included in Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109). Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Income Taxes

The Company utilizes the accrual method of accounting for income taxes. Under the accrual method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination.

For tax positions meeting a “more-likely than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. As of March 31, 2013, the Company has no accrued interest or penalties related to uncertain tax positions.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC Topic 220-10, Reporting Comprehensive Income, requires the presentation of the comprehensive income or loss and its components as part of the financial statements if comprehensive income (loss) differs from net income (loss). For the three- and nine-months ended September 30, 2013 and the year ended December 31, 2012, the Company’s net loss equals comprehensive loss.

Comprehensive Income (Loss)

ASC 220-10, Reporting Comprehensive Income, requires the presentation of the comprehensive income or loss and its components as part of the financial statements. For the years ended December 31, 2012, 2011 and 2010, the Company’s net (loss) income equals comprehensive (loss) income.

Share-Based Compensation

Share-Based Compensation

Share-based payments are accounted for in accordance with the provisions of ASC Topic 718, Compensation—Stock Compensation. The fair value of share-based payments is estimated, on the date of grant, using the Black-Scholes-Merton option-pricing model (the Black-Scholes model). The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option.

For all time vesting awards granted, expense is amortized using the straight-line attribution method. For awards that contain a performance condition, expense is amortized using the accelerated attribution method. As share-based compensation expense recognized in the statements of operations for the three- and nine-months ended September 30, 2013 and 2012 and the year ended December 31, 2012, is based on share-based awards ultimately expected to vest, it has been reduced for estimated forfeitures.

ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures are based on the Company’s historical experience for the three- and nine-months ended September 30, 2013 and 2012 and the year ended December 31, 2012, and have not been material.

The Company utilizes the Black-Scholes model for estimating fair value of its stock options granted. Option valuation models, including the Black-Scholes model, require the input of subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Expected volatility rates are based on historical volatility of the common stock of comparable publicly traded entities and other factors due to the lack of historic information of the Company’s common stock. The expected life of stock-based options is the period of time for which the stock-based options are expected to be outstanding. Given the lack of historic exercise data, the expected life is determined using the “simplified method” which is defined as the midpoint between the vesting date and the end of the contractual term.

The risk-free interest rates are based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The Company has not paid dividends to its stockholders since its inception and does not plan to pay cash dividends in the foreseeable future. Therefore, the Company has assumed an expected dividend rate of zero.

Given the absence of an active market for the Company’s common stock, the exercise price of the stock options on the date of grant was determined and approved by the board of directors using several factors, including progress and milestones achieved in the Company’s business development and performance, the price per share of its convertible preferred stock offerings and general industry and economic trends. In establishing the estimated fair value of the common stock, the Company considered the guidance set forth in American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Under ASC Topic 718, the cumulative amount of compensation cost recognized for instruments classified as equity that ordinarily would result in a future tax deduction under existing tax law shall be considered to be a deductible difference in applying ASC Topic 740, Income Taxes. The deductible temporary difference is based on the compensation cost recognized for financial reporting purposes; however, these provisions currently do not impact the Company, as all the deferred tax assets have a full valuation allowance.

Since the Company had net operating loss carryforwards as of September 30, 2013 and December 31, 2012, no excess tax benefits for the tax deductions related to share-based awards were recognized in the statements of operations.

Equity instruments issued to non-employees are accounted for under the provisions of ASC Topic 718 and ASC Topic 505-50, Equity/Equity-Based Payments to Non-Employees. Accordingly, the estimated fair value of the equity instrument is recorded on the earlier of the performance commitment date or the date the services required are completed and are marked to market during the service period.

Share-Based Compensation

Share-based payments are accounted for in accordance with the provisions of ASC 718, Compensation—Stock Compensation (ASC 718). The fair value of share-based payments is estimated, on the date of grant, using the Black-Scholes-Merton option-pricing model (the Black-Scholes model). The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option.

For all time vesting awards granted, expense is amortized using the straight-line attribution method. For awards that contain a performance condition, expense is amortized using the accelerated attribution method. As share-based compensation expense recognized in the statements of operations for the years ended December 31, 2012 and 2011, is based on share-based awards ultimately expected to vest, it has been reduced for estimated forfeitures.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures are based on the Company’s historical experience for the years ended December 31, 2012, 2011 and 2010, and have not been material.

The Company utilizes the Black-Scholes model for estimating fair value of its stock options granted. Option valuation models, including Black-Scholes model, require the input of subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Expected volatility rates are based on historical volatility of the common stock of comparable publicly traded entities and other factors due to the lack of historic information of the Company’s common stock. The expected life of stock-based options is the period of time for which the stock-based options are expected to be outstanding. Given the lack of historic exercise data, the expected life is determined using the “simplified method” which is defined as the midpoint between the vesting date and the end of the contractual term.

The risk-free interest rates are based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The Company has not paid dividends to its stockholders since its inception and does not plan to pay cash dividends in the foreseeable future. Therefore, the Company has assumed an expected dividend rate of zero.

Given the absence of an active market for the Company’s common stock, the exercise price of the stock options on the date of grant was determined and approved by the board of directors using several factors, including progress and milestones achieved in the Company’s business development and performance, the price per share of its convertible preferred stock offerings and general industry and economic trends. In establishing the estimated fair value of the common stock, the Company considered the guidance set forth in American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Under ASC 718, the cumulative amount of compensation cost recognized for instruments classified as equity that ordinarily would result in a future tax deduction under existing tax law shall be considered to be a deductible difference in applying ASC 740, Income Taxes. The deductible temporary difference is based on the compensation cost recognized for financial reporting purposes; however, these provisions currently do not impact the Company, as all the deferred tax assets have a full valuation allowance.

Since the Company had net operating loss carryforwards as of December 31, 2012 and 2011, no excess tax benefits for the tax deductions related to share-based awards were recognized in the statements of operations.

Equity instruments issued to non-employees are accounted for under the provisions of ASC 718 and ASC 505-50, Equity/Equity-Based Payments to Non-Employees. Accordingly, the estimated fair value of the equity instrument is recorded on the earlier of the performance commitment date or the date the services required are completed and are marked to market during the service period.

(Loss) Earnings Per Share

Loss Per Share

Loss per share is calculated under the two-class method under which all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities based on their respective rights to receive dividends.

Basic net loss per common share is determined by dividing the net loss allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is computed by dividing the net loss allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants.

The following common stock equivalents were excluded in the calculation of diluted loss per share because their effect would be anti-dilutive as applied to the loss from operations as of the three- and nine- months ended September 30, 2013 and 2012:

	Three-Months Ended September 30		Nine-Months Ended September 30
	2013	2012	2013	2012
Stock options	712.525	901,210	710,819	901,210

(Loss) Earnings Per Share

(Loss) Earnings per share is calculated under the two-class method under which all earnings (distributed and undistributed) are allocated to each class of common stock and participating securities based on their respective rights to receive dividends. In the event that the Board of Directors shall declare a dividend payable in cash or other property on the then-outstanding shares of common stock, the holders of the Redeemable Preferred Series A, B, and C convertible preferred stock shall be entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the largest number of whole shares of Common Stock into which each share of Preferred Stock could then be converted. Therefore, the Redeemable Preferred Series A, B, and C Preferred Stock are participating securities.

Basic net (loss) income per common share is determined by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net (loss) income per share is computed by dividing the net (loss) income allocable to common stockholders by the weighted-average number of common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Redeemable Preferred Series A, B, and C convertible preferred stock.

	Year Ended December 30
	2012	2011
Basic (loss) income per common share
Net (loss) income	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990

Basic (loss) earnings per common share	$(1.63)	$0.39
Diluted (loss) earnings per common share
Net (loss) earnings	$(16,590,827)	$11,092,429
Less: Undistributed (loss) earnings allocated to participating securities	(1,672,223)	(6,747,903)

Net (loss) earnings allocable to common shares	$(18,263,050)	$4,344,526

Basic weighted average common shares outstanding	11,215,077	11,202,990
Effect of dilutive options	—	1,987,486

Diluted weighted average common shares outstanding	11,215,077	13,190,476

Diluted (loss) earnings per common share	$(1.63)	$0.33

The following common stock equivalents were excluded in the calculation of diluted (loss) earnings per share because their effect would be anti-dilutive as applied to the loss from operations as of December 31, 2012:

	Year Ended December 31
	2012	2011
Series A, B, and C Preferred Stock	13,094,663	13,094,663
Stock options	2,132,194	—
Convertible promissory notes	834,106	—

Loss Per Common Share

Basic loss per share is calculated using the weighted-average number of common shares outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities such as outstanding options and warrants, using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The Company does not have any potentially dilutive instruments for the period presented.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In April 2013, FASB issued Accounting Standards Update (ASU) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amended interim and annual reporting requirements about accumulated other comprehensive income (AOCI). In interim periods, companies are required to report information about reclassifications out of AOCI and changes in AOCI balances. The provision of ASU 2013-02 became effective for the first quarter of 2013. The adoption of ASU 2103-02 did not have a material effect on the Company’s consolidated results of operations, financial position or liquidity.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. The recent guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. ASU 2011-05 did not change the items that must be reported in other comprehensive income. The Company adopted the provisions of ASU 2011-05 for the year ended December 31, 2012 and elected the second option. However, for the years ended December 31, 2012 and 2011, the Company’s net (loss) income equals comprehensive (loss) income, and, therefore, a separate statement of other comprehensive income was not necessary.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company” and has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act. This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.